Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Status of Plans	Following is a summary of the status of the stock options remaining under the plans for the years ending December 31, 2019, 2018 and 2017:

	Directors’ Plan
	Number of Shares	Weighted Average Exercise Price
Outstanding at January 1, 2017	78,000	$21.08
Granted	—	—
Exercised	(6,000)	20.94
Expired	(9,000)	22.00

Outstanding at December 31, 2017	63,000	$20.96

Granted	—	—
Exercised	(6,000)	18.00
Expired	(4,500)	18.00

Outstanding at December 31, 2018	52,500	$21.55

Granted	—	—
Exercised	—	—
Expired	(12,000)	21.75

Outstanding at December 31, 2019	40,500	$21.49

Options exercisable at:
December 31, 2019	40,500	$21.49

Outstanding Stock Options Granted in Relation to Option Price and Weighted Average Maturity
The following table presents the outstanding stock options granted in relation to the option price and the weighted average maturity.

	Options	Weighted	Weighted Average
Range of Exercise Prices	Outstanding	Average Price	Life Remaining
$15.01 to $20.00	13,500	18.76	2 years, 4 months
$20.01 to $22.50	13,500	20.02	1 year, 4 months
$22.51 and above	13,500	25.72	4 months

Total	40,500	$21.49	1 years, 4 months